INVESTMENTS (NET INVESTMENT INCOME) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Gross investment income (loss)	$ 63	$ 32	$ 52
Investment expenses	(3)	(3)	(2)
Net Investment Income (Loss)	60	29	50
Investment Gains (Losses), Net	(4)	(1)	(6)
Fixed Maturities
Net Investment Income [Line Items]
Gross investment income (loss)	43	40	36
Investment Gains (Losses), Net	(4)	(1)	(10)
Mortgage Loans on Real Estate
Net Investment Income [Line Items]
Gross investment income (loss)	1	0	2
Investment Gains (Losses), Net	0	0	4
Policy Loans
Net Investment Income [Line Items]
Gross investment income (loss)	1	1	1
Derivative
Net Investment Income [Line Items]
Gross investment income (loss)	18	(9)	13
Gain (Loss) on Sale of Derivatives	(2)	6	8
Unrealized Gain (Loss) on Derivatives	$ 20	$ (15)	$ 5